6. SHAREHOLDERS EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Shareholders Equity Deficit Tables
Common stock warrants granted, forfeited or expired and exercised

		Weighted Average Exercise
	Warrants	Price Per Shares
Outstanding – September 30, 2011	4,282,153	$0.70
Granted	3,333,334	$0.14
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2012	7,615,487	$0.45

Granted	1,265,823	$0.12
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – December 31, 2012	8,881,310	$0.40

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

		Weighted Average Exercise
	Warrants	Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70
Granted	3,333,334	$0.14
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2012	7,615,487	$0.45

Warrants to purchase common stock outstanding
Number of	Warrant Exercise	Warrant
Warrants Issued	Price Per Share	Expiration Date
595,238	$1.26	5-Oct-13
449,438	$1.34	25-Jan-14
510,204	$1.47	23-Feb-14
2,727,273	$0.33	9-Aug-14
1,666,667	$0.18	21-Feb-15
1,666,667	$0.09	20-Sep-15
1,265,823	$0.12	3-Oct-15
8,881,310

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of	Warrant Exercise	Warrant
Warrants Issued	Price Per Share	Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
1,666,667	$0.18	February 21, 2015
1,666,667	$0.09	September 20, 2015
7,615,487